INVENTORIES	12 Months Ended
Dec. 31, 2022
Inventory Disclosure [Abstract]
INVENTORIES

6. INVENTORIES

Inventories consist of the following:

	As of December 31,
	2022	2021
Finished goods	$46,277	$375,535

For the years ended December 31, 2022 and 2021, the Company recognized $5,307 and $36,241 inventory write-down; and $142,466 and $0 inventory write-off, respectively.